Trade and other payables - Summary of Trade and Other Payables (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Trade And Other Payables [Line Items]
Trade accounts payable	€ 2,306	€ 2,221
Accrued customer marketing costs	1,340	1,348
Accrued deposits	338	288
Accrued compensation and benefits	532	500
Accrued taxes(B)	280	253
Other accrued expenses	438	442
Total trade and other payables	5,234	5,052
Value added tax payables	59
Spain
Trade And Other Payables [Line Items]
Value added tax payables	59	57
Supply chain finance
Trade And Other Payables [Line Items]
Trade accounts payable	€ 622	€ 212